                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):
    is a restatement.                       [   ]

    adds new holdings entries.              [   ]

Institutional Investment Manager Filing this Report:

Name:    Zimmer Lucas Partners, LLC
Address: 45 Broadway, 28th Floor
         New York, New York  10006

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart J. Zimmer
Title:   Managing Member
Phone:   (212) 440-0740

Signature, Place, and Date of Signing:

  /s/ Stuart J. Zimmer       New York, New York    2/14/00
  _________________________  ____________________  _______________
    [Signature]                 [City, State]         [Date]



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Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     61

Form 13F Information Table Value Total:     $172,221,716



The Institutional Investment Manager has requested confidential treatment for certain positions, which are omitted from this report and are being filed separately with the Securities and Exchange Commission.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-7074                  Stuart J. Zimmer





















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
                                                            FORM 13F
                                                        December 31, 1999
                                     Name of Reporting Manager:  Zimmer Lucas Partners, LLC

    ITEM 1          ITEM 2       ITEM 3        ITEM 4    ITEM 5           ITEM 6                ITEM 7           ITEM 8
    ------          ------       ------        ------    ------           ------                ------           ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (B)                                 (SHARES)
                                               FAIR                      SHARED       (C)
                   TITLE        CUSIP          MARKET    SHRS OR   (A)   AS DEFINED   SHARED-   MANAGERS      (A)   (B)    (C)
NAME OF ISSUER     OF CLASS     NUMBER         VALUE     PRN AMT   SOLE  IN INSTR. V  OTHER     SEE INSTR. V SOLE  SHARED  NONE
--------------     --------     ------         ------    -------   ----  -----------  -----     ------------ ----  ------  ----

Active Software Inc.  Com       00504E 10 0       73,600        800                         800     1           800
Allegheny Energy Inc  Com       017361 10 6    4,522,806    167,900                     167,900     1           167,900
Cacheflow Inc         Com       126946 10 2       39,206        300                         300     1           300
CMP Group Inc         Com       125887 10 9    2,100,263     76,200                      76,200     1           76,200
CMS Energy Corp       Com       125896 10 0    6,237,500    200,000                     200,000     1           200,000
Columbia Energy
  Group               Com       197648 10 8      879,175     13,900                      13,900     1           13,900
Conectiv Inc          Com       206829 10 3    7,145,313    425,000                     425,000     1           425,000
Connecticut Energy    Com       207567 10 8    1,628,863     41,900                      41,900     1           41,900
Consolidated Nat Gas  Com       209615 10 3    7,630,156    117,500                    117,500      1           117,500
Constellation
  Energy Corp         Com       210371 10 0    2,601,300     89,700                      89,700     1           89,700
CVC Inc               Com       126945 10 4       96,250     10,000                      10,000     1           10,000
DPL Inc.              Com       233293 10 9    2,915,425    168,400                     168,400     1           168,400
DTE Energy Co         Com       233331 10 7    3,399,688    107,500                     107,500     1           107,500
Duke Energy Corp      Com       264399 10 6   10,275,625    205,000                     205,000     1           205,000
Eastern Enterprises   Com       27637F 10 0   11,625,350    202,400                     202,400     1           202,400
Eastern Utils.
  Assoc.              Com       277173 10 0    1,342,844     44,300                      44,300     1           44,300
EBENX Inc             Com       278668 10 8    1,810,000     40,000                      40,000     1           40,000
Empire Dist.
  Elec Co.            Com       291641 10 8    2,520,425    111,400                     111,400     1           111,400
Energy East Corp      Com       29266M 10 9      520,313     25,000                      25,000     1           25,000
Entergy Corp New      Com       29364G 10 3    7,853,750    305,000                     305,000     1           305,000
Freemarkets Inc       Com       356602 10 2      443,706      1,300                       1,300     1           1,300
Finisar               Com       31787A 10 1      107,850      1,200                       1,200     1           1,200
General Instr
  Corp Del            Com       370120 10 7    1,487,500     17,500                      17,500     1           17,500
GRIC Communications
  Inc                 Com       398081 10 9      286,738     11,300                      11,300     1           11,300
GTE Corp              Com       362320 10 3    1,764,063     25,000                      25,000     1           25,000
Imanage Inc           Com       45245Y 10 5      224,875      7,000                       7,000     1           7,000





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

Infonet Services
  Corp                Com       45666T 10 6       78,750      3,000                       3,000     1           3,000
Ipalco Enterprises
  Inc                 Com       462613 10 0    3,583,125    210,000                     210,000     1           210,000
KNOT Inc              Com       499184 10 9       97,031     11,500                      11,500     1           11,500
VA Linux Systems
  Corp                Com       91819B 10 5      723,188      3,500                       3,500     1           3,500
MCN Energy Group
  Inc.                Com       55267J  10 0   3,681,250    155,000                     155,000     1           155,000
Metalink Ltd          Com ORD   M69897 10 2       50,938      2,500                       2,500     1           2,500
Niagara Mohawk
  Hldgs Inc           Com       653520 10 6    3,740,825    268,400                     268,400     1           268,400
Nicor Inc.            Com       654086 10 7    1,498,250     46,100                      46,100     1           46,100
Nisource Inc          Com       65473P 10 5    3,217,500    180,000                     180,000     1           180,000
Next Level Comm Inc   Com       65333U 10 4    1,370,213     18,300                      18,300     1           18,300
OGE Energy Corp       Com       670837 10 3      235,600     12,400                      12,400     1           12,400
P G & E Corp          Com       69331C 10 8    8,200,000    400,000                     400,000     1           400,000
P P & L Res Inc.      Com       693499 10 5    9,337,575    408,200                     408,200     1           408,200
Pinnacle West
   Cap. Corp          Com       723484 10 1   11,751,281    384,500                     384,500     1           384,500
Preview Sys Inc       Com       741379 10 1      317,888      4,900                       4,900     1           4,900
Public Svc Co N Mex   Com       744499 10 4    2,721,875    167,500                     167,500     1           167,500
Public Svc Co
  N.C. Inc.           Com       744516 10 5    8,902,094    275,500                     275,500     1           275,500
Puget Sound Energy    Com       745332 10 6       58,125      3,000                       3,000     1           3,000
Railtex Inc           Com       750766 10 7       71,500      4,000                       4,000     1           4,000
RCN Corp              Com       749361 10 1      194,000      4,000                       4,000     1           4,000
Reliant Energy Inc    Com       75952J 10 8   11,494,688    502,500                     502,500     1           502,500
Republic N Y Corp     Com       760719 10 4    4,320,000     60,000                      60,000     1           60,000
RETEK Inc             Com       76128Q 10 9      376,250      5,000                       5,000     1           5,000
RGS Energy Group
  Inc                 Com       74956K 10 4    6,760,950    328,800                     328,800     1           328,800
Sage Inc              Com       786632 10 9      298,375     15,400                      15,400     1           15,400
Sierra Pac Res New    Com       826428 10 4    2,312,613    133,100                     133,100     1           133,100
Sigcorp Inc           Com       826912 10 7      994,175     43,700                      43,700     1           43,700
South Jersey
  Inds Inc.           Com       838518 10 8      568,750     20,000                      20,000     1           20,000
Sciquest Com Inc      Com       80908Q 10 7      373,650      4,700                       4,700     1           4,700
St Joseph Lt &
  Pwr Co              Com       790654 10 7      410,000     20,000                      20,000     1           20,000
TheStreet Com Inc     Com       88368Q 10 3      145,825      7,600                       7,600     1           7,600
Unicom Corp           Com       904911 10 4       304,850      9,100                      9,100     1           9,100
Virata Corp           Com       927646 10 9      328,625     11,000                      11,000     1           11,000
Washington Gas
  Lt Co               Com       938837 10 1    3,781,250    137,500                     137,500     1           137,500
Xpedior Inc           Com       98413B 10 0      388,125     13,500                      13,500     1           13,500

TOTAL                           172,221,716




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